Intangible Assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2016
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 1,127	$ 320	$ 286
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Fiscal 2019	1,119
Fiscal 2020	1,026
Fiscal 2021	919
Fiscal 2022	784
Fiscal 2023	722
GIS
Finite-Lived Intangible Assets [Line Items]
Gain (loss) on disposition of intangible assets			31
Outsourcing contract costs
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 41	$ 11	$ 11